Bank Borrowings - Schedule of Outstanding Balances of Banks Borrowings (Details) - USD ($)	Jun. 30, 2026	Jun. 30, 2025
Schedule of Outstanding Balances of Banks Borrowings [Line Items]
Bank borrowings	$ 4,000,597	$ 6,108,552
Guaranteed [Member]
Schedule of Outstanding Balances of Banks Borrowings [Line Items]
Bank borrowings	2,223,103	2,734,186
Collateralized and guaranteed [Member]
Schedule of Outstanding Balances of Banks Borrowings [Line Items]
Bank borrowings	$ 1,777,494	$ 3,374,366